COMMITMENTS AND CONTINGENCIES (Details Narrative)	Oct. 12, 2024 USD ($)	Oct. 12, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Future minimum capital expenditure commitment			$ 240,582
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Capital			$ 500,000	¥ 3,890,000	$ 6,200,000	¥ 44,600,000	$ 8,300,000	¥ 60,000,000.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
Capital	$ 300,000	¥ 1,843,800
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member] | December 30, 2025 [Member]
Capital	$ 1,300,000	¥ 9,636,200